Business Combinations - Summary of Purchase Price allocation (Parenthetical) (Detail) - USD ($) $ in Thousands	Jul. 25, 2018	Jan. 31, 2017
Ibibo Group [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents		$ 19,988
Bitla Software Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 691